Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,019,746
Proposed Maximum Offering Price per Unit | $ / shares	0.58
Maximum Aggregate Offering Price	$ 2,911,452.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 445.74
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock issuable upon the conversion or exercise, as applicable, of the Warrants offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.With respect to the shares of Common Stock offered by the Selling Stockholders, estimated at $0.58 per share, the average of the high ($0.60) and low ($0.57) prices as reported on The Nasdaq Capital Market on September 24, 2025, for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.